CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 507	$ 106,998
Prepaid expenses	17,500
Total current assets	18,007	106,998
Investments held in Trust Account	8,119,642	7,527,369
Total Assets	8,137,649	7,634,367
Current liabilities:
Accounts payable and accrued expenses	2,630,100	1,886,312
Income taxes payable	187,225	187,225
Advances from related parties	138,937	43,900
Net of discount		292,800
Promissory note - related party	926,500	350,000
Bifurcated Derivative		364,711
PIPE Forward Contract Derivative		170,666
Total current liabilities	5,022,029	3,295,614
Deferred underwriting fee payable	4,370,000	4,370,000
Total Liabilities	9,392,029	7,665,614
Commitments
Common stock subject to possible redemption, 0.0001 par value; 694,123 shares issued and outstanding at redemption value of $11.37 and $10.65 per share as of September 30, 2023 and December 31, 2022, respectively	7,894,214	7,395,349
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,489,000 and 3,462,000 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively (excluding 694,123 shares subject to possible redemption as of September 30, 2023 and December 31, 2022)	350	347
Additional paid-in capital		292,973
Accumulated deficit	(9,771,586)	(7,719,916)
Total Stockholders' Deficit	(9,148,594)	(7,426,596)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT		7,634,367
Bridge Notes
Current liabilities:
Net of discount	692,216	292,800
Bifurcated Derivative	241,447	364,711
Investor Note
Current liabilities:
Net of discount	182,799
Bifurcated Derivative	22,805
Stockholders' Deficit
Total Stockholders' Deficit	(9,148,594)
Common stock subject to possible redemption
Current liabilities:
Common stock subject to possible redemption, 0.0001 par value; 694,123 shares issued and outstanding at redemption value of $11.37 and $10.65 per share as of September 30, 2023 and December 31, 2022, respectively	7,894,214	7,395,349
Stockholders' Deficit
Additional paid-in capital	622,642	292,973
Common Stock Not Subject to Possible Redemption
Stockholders' Deficit
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 8,137,649	$ 7,634,367